Document and Entity Information	Apr. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2021
Entity Registrant Name	W. R. GRACE & CO.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13953
Entity Tax Identification Number	65-0773649
Entity Address, Address Line One	7500 Grace Drive
Entity Address, City or Town	Columbia
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21044
City Area Code	410
Local Phone Number	531-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001045309
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	GRA
Security Exchange Name	NYSE